Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Beginning Balance	$ 1,062,258
Additions	(56,050)	$ (53,255)	$ (58,334)
Vessels impairment loss	(71,577)	(36,680)	(44,344)
Property, Plant and Equipment, Net, Ending Balance	1,041,138	1,062,258
Vessels [Member] | Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,370,756	1,360,231	1,420,078
Additions	110,416	113,391	115,902
Disposals	(5,233)	(5,696)	(76,264)
Vessels impairment loss	(161,199)	(97,170)	(99,485)
Property, Plant and Equipment, Gross, Ending Balance	1,314,740	1,370,756	1,360,231
Vessels [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(308,498)	(316,981)	(321,063)
Additions	(54,884)	(52,088)	(54,585)
Disposals	158	81	0
Vessels impairment loss	89,622	60,490	58,667
Balance	(273,602)	(308,498)	(316,981)
Vessels [Member] | Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Beginning Balance	1,062,258	1,043,250	1,099,015
Additions	55,532	61,303	61,317
Disposals	(5,075)	(5,615)	(76,264)
Vessels impairment loss	(71,577)	(36,680)	(40,818)
Property, Plant and Equipment, Net, Ending Balance	$ 1,041,138	$ 1,062,258	$ 1,043,250